New Accounting Standards (Details)	Sep. 30, 2020 USD ($) item	Jun. 30, 2020 item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Number of operating leases | item		3
Number of finance leases | item	1
Total leased assets	$ 378,682		$ 470,132	$ 592,065
Total leased assets	378,682		473,045	606,629
Total leased liabilities	$ 428,851		$ 526,108	$ 655,818